Label	Element	Value
No Load Class | Brant Point Clo 2024-4 Ltd. AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.50%
No Load Class | Cent CLO 2020-29A AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.50%
No Load Class | Sound Point CLO Ltd. 2022-1A AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.90%
No Load Class | Post CLO 2022-1A AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
No Load Class | Sound Point CLO Ltd. 2025-1RA AAA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.60%
No Load Class | Atlas Senior Loan Fund Ltd. 2019-14A AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
No Load Class | Fort Washington CLO 2019-1A AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
No Load Class | BlueMountain CLO Ltd. 2022-35A AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
No Load Class | Battery Park CLO 2022-1A AAA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
No Load Class | Venture CDO Ltd. 2023-48A AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
No Load Class | Asset Backed Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.40%
No Load Class | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%